UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2007

Item 1:            Reports to Stockholders.

2007

LORD ABBETT ANNUAL REPORT

Lord Abbett Small Cap Blend Fund

For the fiscal year ended July 31, 2007

Lord Abbett Small Cap Blend Fund

Annual Report

For the fiscal year ended July 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Small Cap Blend Fund's performance for the fiscal year ended July 31, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended July 31, 2007?

A: Despite an economic backdrop besieged by a confluence of mixed fundamentals, which included solid earnings growth, relatively stable bond yields, moderating inflation, dollar weakness, and a housing market in decline, equities, as measured by the S&P Composite 1500® Index,1 returned a robust 16.1% in the fiscal year ended July 31, 2007. The market rallied in the final five calendar months of 2006. That momentum was carried into 2007, before a brief, but sharp, correction in late February eroded about three month's worth of gains. The market quickly found its footing in mid March and both the Dow

Jones Industrial Average2 and S&P 500® Index3 established new highs by early summer, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago. With several large hedge funds forced to close when their leverage bets on subprime loans went sour, the equity markets sold off and erased about 3.3% worth of gains in July, as measured by the S&P Composite 1500 Index.

Though the equity market became notably more volatile as the fiscal year progressed, investors who stayed the course were rewarded with double-digit returns for the fiscal year as a whole. As the risk of owning equities increased, as evidenced by the spike in volatility, investors gravitated toward shares of large cap companies. As a result, large cap companies, as represented by the S&P 100® Index,4 gained a total return of 17.3% in the year, outperforming the 14.1% total return produced by small cap companies, as represented by the S&P SmallCap 600® Index.5 Most of the large cap outperformance came during the month of July, when shares of small cap companies fell twice as much as did large caps.

Broadly speaking, the growth style of investing outperformed the value style of investing. The top-performing investment style, among the six popular styles of investing, was mid cap growth, with a total return in excess of 18%, as measured by the S&P MidCap 400/Citigroup Growth Index6 for the one-year period ended July 31, 2007.

Q: How did the Fund perform during the fiscal year ended July 31, 2007?

A: The Fund returned 22.1%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 2000® Index,7 which returned 12.1% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance relative to its benchmark for the 12-month period was the financial services sector, followed by the healthcare sector and the producer durables sector (owing to an overweight position).

Among individual holdings that contributed to performance were financial services holding Ohio Casualty Corp. (the Fund's number-one contributor), a provider of property and casualty insurance (the company announced that it would be acquired by Liberty Mutual Insurance); healthcare holdings Kyphon Inc., a developer of medical devices for orthopedic applications utilizing balloon technology, and Option Care, Inc., a provider of home healthcare products and services (both holdings positively affected performance, as they are being acquired by Medtronic and Walgreens, respectively); consumer discretionary holding Universal Electronics Inc., a manufacturer of preprogrammed universal wireless remote controls, wireless keyboards, and gaming controls; and technology holding Stratasys, Inc., a developer of rapid prototyping systems.

The largest detractor from the Fund's performance relative to its benchmark for the 12-month period was the materials and processing sector, followed by the consumer staples sector and the auto and transportation sector.

Among individual holdings that detracted from performance were consumer discretionary holding Select Comfort Corp. (the Fund's number-one detractor), a designer of a line of air bed mattresses, foundations, and accessories; materials and processing holdings Beacon Roofing Supply, Inc., a distributor of roofing materials, and Brush Engineered Materials Inc., a producer of high-performance engineered materials; technology holding RadiSys Corp., a designer of embedded computer solutions; and financial services holding PrivateBancorp, Inc., a bank holding company.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing approximately 85% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400/Citigroup Growth Index measures the performance of growth-oriented, mid-size capitalization U.S. companies. The S&P MidCap 400/Citigroup Growth Index contains those securities in the S&P MidCap 400 Index with higher price-to-book ratios.

7  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index (the "Index") assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, certain expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended July 31, 2007

	1 Year	5 Years	Life of Class
Class A3	15.04%	18.25%	13.05%
Class B4	17.29%	18.82%	13.44%
Class C5	21.24%	18.91%	13.43%
Class P6	21.93%	19.62%	14.13%
Class Y7	22.43%	20.05%	14.49%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  Performance is calculated from June 26, 2001, SEC effective date. Class A shares were first offered to the public on July 2, 2001. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2007, is calculated using the SEC-required uniform method to compute such return.

4  Performance is calculated from June 26, 2001, SEC effective date. Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class.

5  Performance is calculated from June 26, 2001, SEC effective date. Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Performance is calculated from June 26, 2001, SEC effective date. Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.

7  Performance is calculated from June 26, 2001, SEC effective date. Class Y shares were first offered to the public on July 2, 2001. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 through July 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/07 – 7/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/07	7/31/07	2/1/07 – 7/31/07
Class A
Actual	$1,000.00	$1,074.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.80
Class B
Actual	$1,000.00	$1,071.50	$10.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.83	$10.04
Class C
Actual	$1,000.00	$1,070.90	$10.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.83	$10.04
Class P
Actual	$1,000.00	$1,074.00	$7.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class Y
Actual	$1,000.00	$1,076.40	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.36% for Class A, 2.01% for Classes B and C, 1.46% for Class P and 1.01% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2007

Sector*	%**
Auto & Transportation	2.28%
Consumer Discretionary	13.18%
Consumer Staples	1.71%
Financial Services	12.27%
Healthcare	15.52%
Materials & Processing	12.95%
Other	0.82%
Other Energy	5.87%
Producer Durables	15.54%
Technology	15.25%
Short-Term Investment	4.61%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

July 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 95.52%
Aerospace 2.29%
Curtiss-Wright Corp.	529,678	$23,078
HEICO Corp.	280,252	11,255
HEICO Corp. Class A	134,096	4,459
Total		38,792
Air Transportation 0.61%
AirTran Holdings, Inc.*	1,053,700	10,368
Aluminum 0.73%
Century Aluminum Co.*	238,500	12,292
Banks 1.58%
CVB Financial Corp.	360,000	3,524
PrivateBancorp, Inc.	749,906	20,247
Smithtown Bancorp, Inc.	81,477	1,894
State Street Corp.	14,807	993
Total		26,658
Biotechnology Research & Production 0.72%
Martek Biosciences Corp.*	477,142	12,224
Building: Materials 1.71%
Watsco, Inc.	580,100	28,953
Building: Roofing & Wallboard 1.82%
Beacon Roofing Supply, Inc.*	2,059,850	30,815
Casinos & Gambling 0.31%
Progressive Gaming International Corp.*	1,014,976	5,176
Chemicals 0.51%
Albemarle Corp.	215,100	8,653
Communications & Media 1.51%
Entravision Communications Corp.*	2,728,900	25,543

Investments	Shares	Value (000)
Communications Technology 1.49%
Comtech Telecommunication Corp.*	239,440	$10,408
Foundry Network, Inc.*	844,166	14,849
Total		25,257
Computer Services, Software & Systems 6.35%
American Reprographics Co.*	858,047	21,383
CACI International, Inc. Class A*	90,300	4,013
Epicor Software Corp.*	1,413,458	18,460
Lionbridge Technologies, Inc.*	1,806,920	8,474
Solera Holdings, Inc.*	947,700	17,722
SRA International, Inc.*	493,742	11,761
Sykes Enterprises, Inc.*	43,969	736
Websense, Inc.*	1,249,400	24,938
Total		107,487
Computer Technology 2.12%
Komag, Inc.*	134,318	4,300
RadiSys Corp.*(b)	1,162,225	13,645
Stratasys, Inc.*	407,761	17,946
Total		35,891
Consumer Electronics 1.22%
Universal Electronics, Inc.*	587,346	20,698
Consumer Products 1.60%
Citi Trends, Inc.*	246,200	8,100
USANA Health Sciences, Inc.*	468,025	18,889
Total		26,989
Containers & Packaging: Metal & Glass 0.44%
Mobile Mini, Inc.*	260,007	7,428

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2007

Investments	Shares	Value (000)
Diversified Manufacturing 2.02%
CLARCOR, Inc.	668,143	$23,245
Hexcel Corp.*	503,721	10,951
Total		34,196
Education Services 1.37%
Strayer Education, Inc.	152,496	23,108
Electrical & Electronics 1.63%
Power Intergrations, Inc.*	1,037,215	27,486
Electrical Equipment & Components 1.27%
Genlyte Group, Inc. (The)*	308,715	21,477
Electronics: Instruments, Gauges & Meters 2.79%
FARO Technologies, Inc.*	539,949	20,102
Measurement Specialties, Inc.*(b)	1,231,145	27,098
Total		47,200
Electronics: Technology 3.67%
American Science & Engineering, Inc.*	66,945	3,710
PerkinElmer, Inc.	996,900	27,744
ScanSource, Inc.*	1,143,852	30,690
Total		62,144
Financial Data Processing Services & Systems 1.83%
Global Payments, Inc.	828,000	30,967
Financial Information Services 0.51%
Equifax, Inc.	213,742	8,648
Foods 1.71%
J & J Snack Foods Corp.	838,738	28,895
Health & Personal Care 2.84%
Amedisys, Inc.*	1,269,973	48,068

Investments	Shares	Value (000)
Healthcare Facilities 4.48%
ICON plc ADR*	494,105	$23,109
LCA-Vision, Inc.	955,757	33,939
Psychiatric Solutions, Inc.*	546,827	18,642
Total		75,690
Healthcare Management Services 1.51%
HealthExtras, Inc.*	724,149	19,429
Phase Forward, Inc.*	359,524	6,180
Total		25,609
Household Furnishings 2.45%
Select Comfort Corp.*(b)	2,604,908	41,522
Identification Control & Filter Devices 0.93%
X-Rite, Inc.	1,166,060	15,742
Insurance: Multi-Line 2.28%
Hilb, Rogal & Hobbs Co.	891,300	38,593
Insurance: Property-Casualty 3.17%
First Acceptance Corp.*	408,700	3,638
HCC Insurance Holdings, Inc.	905,750	26,520
Ohio Casualty Corp.	372,942	16,189
Tower Group, Inc.	277,300	7,348
Total		53,695
Machinery: Industrial/Specialty 4.09%
Actuant Corp. Class A	608,176	37,087
EnPro Industries, Inc.*	493,951	19,452
Gardner Denver, Inc.*	303,200	12,610
Total		69,149
Machinery: Oil Well Equipment & Services 1.12%
Carbo Ceramics, Inc.	419,888	18,929

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2007

Investments	Shares	Value (000)
Machinery: Specialty 4.18%
Bucyrus International, Inc.	487,500	$30,986
Flow International Corp.*	1,016,149	9,379
Graco, Inc.	740,100	30,374
Total		70,739
Medical & Dental Instruments & Supplies 5.30%
Kyphon, Inc.*	580,232	38,075
Mentor Corp.	510,700	20,096
Symmetry Medical, Inc.*	1,031,300	15,397
Techne Corp.*	287,260	16,161
Total		89,729
Medical Services 0.71%
Option Care, Inc.	615,411	11,933
Metal Fabricating 3.08%
Commercial Metals Co.	621,900	19,180
Haynes International Inc.*	94,300	8,469
Reliance Steel & Aluminum Co.	465,000	24,431
Total		52,080
Metals & Minerals Miscellaneous 0.98%
Brush Engineered Materials, Inc.*	438,031	16,588
Multi-Sector Companies 0.82%
Foster Wheeler Ltd.*	123,304	13,858
Oil: Crude Producers 4.75%
Arena Resources, Inc.*	81,499	4,426
Berry Petroleum Co. Class A	556,600	20,711
Comstock Resources, Inc.*	684,846	18,395
EXCO Resources, Inc.*	1,938,900	33,853

Investments	Shares	Value (000)
Parallel Petroleum Corp.*	147,260	$3,000
Total		80,385
Rental & Leasing Services: Commercial 0.95%
Williams Scotsman International, Inc.*	590,337	16,028
Retail 1.52%
PetMed Express, Inc.*	548,134	7,992
Rush Enterprises, Inc. Class A*	633,871	17,717
Total		25,709
Savings & Loan 0.46%
Brookline Bancorp, Inc.	757,234	7,777
Securities Brokerage & Services 1.51%
optionsXpress Holdings, Inc.	1,017,992	25,460
Services: Commercial 3.22%
Advisory Board Co. (The)*	218,200	11,235
AMN Healthcare Services, Inc.*	919,112	19,733
ICT Group, Inc.*	549,911	8,683
Kforce, Inc.*	1,022,790	14,820
Total		54,471
Steel 1.68%
Carpenter Technology Corp.	183,979	21,837
Claymont Steel Holdings, Inc.*	325,709	6,491
Total		28,328
Transportation: Miscellaneous 0.96%
Celadon Group, Inc.*	753,993	11,355
Vitran Corp., Inc. (Canada)*(a)	239,164	4,807
Total		16,162

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2007

Investments	Shares	Value (000)
Truckers 0.72%
J.B. Hunt Transport Services, Inc.	434,378	$12,132
Total Common Stocks (cost $1,479,239,202)		1,615,721
	Principal Amount (000)
SHORT-TERM INVESTMENT 4.61%
Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $78,985,000 of Federal Home Loan Bank at 5.50% due 6/11/2009; value: $79,577,388; proceeds: $78,025,920 (cost $78,015,799)	$78,016	78,016
Total Investments in Securities 100.13% (cost $1,557,255,001)		1,693,737
Liabilities in Excess of Cash and Other Assets (0.13%)		(2,155)
Net Assets 100.00%		$1,691,582

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2007

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,467,743,605)	$1,611,472,564
Investments in affiliated issuers, at value (cost $89,511,396)	82,264,257
Cash	2,335,795
Receivables:
Investment securities sold	26,380,775
Capital shares sold	1,222,449
Interest and dividends	364,263
Prepaid expenses and other assets	149,346
Total assets	1,724,189,449
LIABILITIES:
Payables:
Investment securities purchased	25,909,747
Capital shares reacquired	3,901,200
Management fee	1,063,427
12b-1 distribution fees	882,280
Trustees' fees	84,708
Fund administration	69,394
To affiliate (See Note 3)	4,256
Accrued expenses and other liabilities	692,268
Total liabilities	32,607,280
NET ASSETS	$1,691,582,169
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,410,859,191
Accumulated net investment loss	(84,708)
Accumulated net realized gain on investments	144,325,866
Net unrealized appreciation on investments	136,481,820
Net Assets	$1,691,582,169
Net assets by class:
Class A Shares	$828,468,955
Class B Shares	$89,990,233
Class C Shares	$292,438,022
Class P Shares	$111,014,505
Class Y Shares	$369,670,454
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	44,323,436
Class B Shares	5,002,193
Class C Shares	16,271,839
Class P Shares	5,929,385
Class Y Shares	19,421,288
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.69
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.83
Class B Shares-Net asset value	$17.99
Class C Shares-Net asset value	$17.97
Class P Shares-Net asset value	$18.72
Class Y Shares-Net asset value	$19.03

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2007

Investment income:
Dividends from unaffiliated issuers	$6,714,736
Dividends from affiliated issuers	269,631
Interest	2,986,661
Total investment income	9,971,028
Expenses:
Management fee	11,861,522
12b-1 distribution plan-Class A	2,826,075
12b-1 distribution plan-Class B	920,935
12b-1 distribution plan-Class C	3,111,918
12b-1 distribution plan-Class P	441,067
Shareholder servicing	3,178,541
Fund administration	649,230
Reports to shareholders	342,000
Registration	150,781
Custody	77,179
Professional	56,419
Trustees' fees	45,099
Subsidy (See Note 3)	4,256
Other	38,612
Gross expenses	23,703,634
Expense reductions (See Note 7)	(57,780)
Net expenses	23,645,854
Net investment loss	(13,674,826)
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	161,246,329
Net realized gain on investments in affiliated issuers	16,801,958
Net change in unrealized appreciation on investments	148,686,999
Net realized and unrealized gain	326,735,286
Net Increase in Net Assets Resulting From Operations	$313,060,460

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2007	For the Year Ended July 31, 2006
Operations:
Net investment loss	$(13,674,826)	$(11,640,886)
Net realized gain on investments	178,048,287	73,620,717
Net change in unrealized appreciation (depreciation) on investments	148,686,999	(110,815,202)
Net increase (decrease) in net assets resulting from operations	313,060,460	(48,835,371)
Distributions to shareholders from:
Net realized gain
Class A	(38,604,026)	(16,715,878)
Class B	(4,623,256)	(2,674,386)
Class C	(16,140,593)	(8,323,036)
Class P	(4,644,406)	(788,460)
Class Y	(14,578,813)	(3,630,563)
Total distributions to shareholders	(78,591,094)	(32,132,323)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	363,605,919	959,072,595
Reinvestment of distributions	68,433,567	27,056,823
Cost of shares reacquired	(487,941,006)	(269,685,377)
Net increase (decrease) in net assets resulting from capital share transactions	(55,901,520)	716,444,041
Net increase in net assets	178,567,846	635,476,347
NET ASSETS:
Beginning of year	$1,513,014,323	$877,537,976
End of year	$1,691,582,169	$1,513,014,323
Accumulated net investment loss	$(84,708)	$(73,240)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$16.08	$16.71	$14.37	$11.71	$9.18
Investment operations:
Net investment loss(a)	(.13)	(.12)	(.15)	(.16)	(.12)
Net realized and unrealized gain (loss)	3.60	(.03)	3.88	3.07	2.65
Total from investment operations	3.47	(.15)	3.73	2.91	2.53
Distributions to shareholders from:
Net realized gain	(.86)	(.48)	(1.39)	(.25)	–
Net asset value, end of year	$18.69	$16.08	$16.71	$14.37	$11.71
Total Return(b)	22.05%	(.99)%	27.38%	24.96%	27.56%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.36%	1.38%	1.47%	1.55%	1.71%
Expenses, excluding expense reductions	1.36%	1.38%	1.47%	1.55%	1.89%
Net investment loss	(.74)%	(.71)%	(.96)%	(1.12)%	(1.30)%
Supplemental Data:
Net assets, end of year (000)	$828,469	$767,283	$465,124	$162,651	$59,717
Portfolio turnover rate	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.60	$16.34	$14.15	$11.56	$9.12
Investment operations:
Net investment loss(a)	(.24)	(.23)	(.24)	(.24)	(.18)
Net realized and unrealized gain (loss)	3.49	(.03)	3.82	3.02	2.62
Total from investment operations	3.25	(.26)	3.58	2.78	2.44
Distributions to shareholders from:
Net realized gain	(.86)	(.48)	(1.39)	(.19)	–
Net asset value, end of year	$17.99	$15.60	$16.34	$14.15	$11.56
Total Return(b)	21.29%	(1.70)%	26.71%	24.19%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.01%	2.02%	2.10%	2.18%	2.33%
Expenses, excluding expense reductions	2.01%	2.02%	2.10%	2.18%	2.51%
Net investment loss	(1.39)%	(1.36)%	(1.61)%	(1.75)%	(1.92)%
Supplemental Data:
Net assets, end of year (000)	$89,990	$89,943	$81,117	$45,384	$21,518
Portfolio turnover rate	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$15.59	$16.32	$14.14	$11.56	$9.12
Investment operations:
Net investment loss(a)	(.24)	(.23)	(.24)	(.24)	(.18)
Net realized and unrealized gain (loss)	3.48	(.02)	3.81	3.02	2.62
Total from investment operations	3.24	(.25)	3.57	2.78	2.44
Distributions to shareholders from:
Net realized gain	(.86)	(.48)	(1.39)	(.20)	–
Net asset value, end of year	$17.97	$15.59	$16.32	$14.14	$11.56
Total Return(b)	21.24%	(1.64)%	26.65%	24.18%	26.75%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.01%	2.02%	2.10%	2.18%	2.33%
Expenses, excluding expense reductions	2.01%	2.02%	2.10%	2.18%	2.51%
Net investment loss	(1.39)%	(1.36)%	(1.60)%	(1.75)%	(1.92)%
Supplemental Data:
Net assets, end of year (000)	$292,438	$317,028	$221,554	$64,447	$23,039
Portfolio turnover rate	59.23%	55.39%	58.65%	84.91%	68.48%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$16.12	$16.77	$14.42	$11.73	$9.19
Investment operations:
Net investment loss(a)	(.15)	(.14)	(.17)	(.37)	(.10)
Net realized and unrealized gain (loss)	3.61	(.03)	3.91	3.28	2.64
Total from investment operations	3.46	(.17)	3.74	2.91	2.54
Distributions to shareholders from:
Net realized gain	(.86)	(.48)	(1.39)	(.22)	–
Net asset value, end of year	$18.72	$16.12	$16.77	$14.42	$11.73
Total Return(b)	21.93%	(1.11)%	27.35%	24.97%	27.64%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.46%	1.48%	1.69%	1.63%†	1.78	%†
Expenses, excluding expense reductions	1.46%	1.48%	1.70%	1.63%†	1.96	%†
Net investment loss	(.84)%	(.80)%	(1.06)%	(1.20)%†	(1.37	)%†
Supplemental Data:
Net assets, end of year (000)	$111,015	$80,298	$13,954	$218	$1
Portfolio turnover rate	59.23%	55.39%	58.65%	84.91%	68.48%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Year Ended 7/31
	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of year	$16.31	$16.88	$14.45	$11.75	$9.20
Investment operations:
Net investment loss(a)	(.07)	(.06)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	3.65	(.03)	3.91	3.07	2.66
Total from investment operations	3.58	(.09)	3.82	2.97	2.55
Distributions to shareholders from:
Net realized gain	(.86)	(.48)	(1.39)	(.27)	–
Net asset value, end of year	$19.03	$16.31	$16.88	$14.45	$11.75
Total Return(b)	22.43%	(.61)%	27.88%	24.45%	27.72%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01%	1.03%	1.17%	1.18%†	1.33	%†
Expenses, excluding expense reductions	1.01%	1.03%	1.17%	1.18%†	1.51	%†
Net investment loss	(.39)%	(.36)%	(.57)%	(.75 )%†	(.92	)%†
Supplemental Data:
Net assets, end of year (000)	$369,670	$258,461	$95,788	$5,295	$1
Portfolio turnover rate	59.23%	55.39%	58.65%	84.91%	68.48%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. As of the close of business on January 31, 2006, Class A, B, C, P, and Y shares of the Fund were not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the year ended July 31, 2007, the effective management fee paid to Lord Abbett was at a rate of .73% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Notes to Financial Statements (continued)

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the "Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliate on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purpose of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2007:

Distributor Commissions	Dealers' Concessions
$109,280	$612,308

Distributor received CDSCs of $28,062 and $24,170 for Class A and Class C shares, respectively, for the year ended July 31, 2007.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the years ended July 31, 2007 and 2006 are as follows:

	Year Ended 7/31/2007	Year Ended 7/31/2006
Distributions paid from:
Ordinary income	$25,645,657	$16,605,582
Net long-term capital gains	52,945,437	15,526,741
Total distributions paid	$78,591,094	$32,132,323

As of July 31, 2007, the components of accumulated earnings (losses) on a tax-basis are as follows:

Undistributed ordinary income – net	$50,577,618
Undistributed long-term capital gains	95,085,856
Total undistributed earnings	$145,663,474
Temporary differences	(84,708)
Unrealized gains - net	135,144,212
Total accumulated gains - net	$280,722,978

As of July 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,558,592,609
Gross unrealized gain	220,930,662
Gross unrealized loss	(85,786,450)
Net unrealized security gain	$135,144,212

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the year ended July 31, 2007, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Gain
$13,663,358	$(13,663,358)

The permanent difference is due to tax net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2007 are as follows:

Purchases	Sales
$919,912,173	$1,069,794,106

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2007.

Notes to Financial Statements (continued)

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of July 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2007.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the year ended July 31, 2007:

Affiliated Issuer	Balance of Shares Held at 7/31/2006		Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2007	Value at 7/31/2007	Net Realized Gain (Loss) 8/1/2006 to 7/31/2007(c)	Dividend Income 8/1/2006 to 7/31/2007(c)
Amedisys, Inc.(a)(b)	1,108,184		358,395	(196,606)	1,269,973	$-	$2,082,479	$-
Beacon Roofing Supply, Inc.(a)	1,967,797	(d)	334,553	(242,500)	2,059,850	-	937,222	-
Entravision Communications(a)	3,159,300		41,100	(471,500)	2,728,900	-	(93,313)	-
LCA-Vision, Inc.(a)	1,071,356		87,401	(203,000)	955,757	-	(187,917)	128,563
Measurement Specialties, Inc.	1,378,145		-	(147,000)	1,231,145	27,097,501	90,636	-
Option Care, Inc.(a)	1,811,866		126,245	(1,322,700)	615,411	-	950,085	141,068
RadiSys Corp.	959,804	(d)	296,421	(94,000)	1,162,225	13,644,522	(13,945)	-
Select Comfort Corp.	2,807,938		128,170	(331,200)	2,604,908	41,522,234	2,927,393	-
SpectraLink Corp.(a)	1,253,937		15,900	(1,269,837)	-	-	102,341	-
Stratasys, Inc.(a)	902,624		13,500	(508,363)	407,761	-	6,664,258	-
Universal Electronics, Inc.(a)	1,004,369		-	(417,023)	587,346	-	3,342,719	-
Total						$82,264,257	$16,801,958	$269,631

(a) No longer an affiliated issuer as of July 31, 2007.

(b) 358,395 shares acquired in a 4-for-3 stock split; ex-date December 5, 2006.

(c) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(d) Not an affiliated issuer as of July 31, 2006.

Notes to Financial Statements (continued)

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended July 31, 2007		Year Ended July 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	9,701,505	$171,313,864	28,220,231	$485,505,990
Converted from Class B**	99,159	1,757,392	113,646	1,945,546
Reinvestment of distributions	2,015,847	34,571,542	888,249	14,860,535
Shares reacquired	(15,207,442)	(266,075,856)	(9,336,966)	(158,820,032)
Increase (decrease)	(3,390,931)	$(58,433,058)	19,885,160	$343,492,039
Class B Shares*
Shares sold	394,984	$6,743,472	1,604,893	$26,461,264
Reinvestment of distributions	238,076	3,948,227	137,504	2,242,684
Shares reacquired	(1,292,534)	(21,959,682)	(826,955)	(13,806,818)
Converted to Class A**	(102,688)	(1,757,392)	(116,861)	(1,945,546)
Increase (decrease)	(762,162)	$(13,025,375)	798,581	$12,951,584
Class C Shares
Shares sold	1,352,384	$22,944,241	9,006,248	$148,198,140
Reinvestment of distributions	691,273	11,454,761	346,405	5,643,031
Shares reacquired	(6,108,678)	(103,226,230)	(2,591,892)	(43,028,434)
Increase (decrease)	(4,065,021)	$(68,827,228)	6,760,761	$110,812,737
Class P Shares
Shares sold	2,802,929	$49,588,710	5,038,099	$87,319,105
Reinvestment of distributions	232,088	3,989,598	44,887	753,644
Shares reacquired	(2,086,186)	(36,590,299)	(934,488)	(16,031,475)
Increase	948,831	$16,988,009	4,148,498	$72,041,274

Notes to Financial Statements (concluded)

	Year Ended July 31, 2007		Year Ended July 31, 2006
Class Y Shares	Shares	Amount	Shares	Amount
Shares sold	6,130,564	$113,015,632	12,168,212	$211,588,096
Reinvestment of distributions	830,145	14,469,439	210,220	3,556,929
Shares reacquired	(3,389,837)	(60,088,939)	(2,201,768)	(37,998,618)
Increase	3,570,872	$67,396,132	10,176,664	$177,146,407

*Amounts for the year ended July 31, 2006 have been reclassified to conform with current presentation.

**Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 no later than January 31, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

14. SUBSEQUENT EVENTS

Effective August 10, 2007, the Fund created three new share classes: Class F, Class R2 and Class R3.

As of October 1, 2007, the Fund's Class P shares will be closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 24, 2007

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees, of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 2001	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001	Managing General Partner, Bigelow Media, LLC
		(since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 2001	Co-founder and Chairman of the Board of the financial advisory firm of Bush- O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc. and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 2001	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 – 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Basic Information About Management (concluded)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 2001	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Michael T. Smith (1963)	Executive Vice President	Elected in 2001	Partner and Investment Manager, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 – 2003); attorney at Dechert LLP (2000 – 2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2001	Assistant General Counsel, joined Lord Abbett in 1999.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Tax Information

30.94% of the ordinary income distribution paid by the Fund during fiscal 2007 is qualified dividend income for individual shareholders and also eligible for the dividends received deduction for corporate shareholders.

Additionally, of the distribution paid to shareholders during the fiscal year ended July 31, 2007, $52,945,437 and $25,645,657, respectively represent long-term and short-term capital gains.

LASCB-2-0707
(09/07)

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Item 2:               Code of Ethics.

(a)                      In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended July 31, 2007 (the “Period”).

(b)                     Not applicable.

(c)                      The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                     The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                      Not applicable.

(f)                        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:               Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

The aggregate fees billed to the Registrant for the fiscal years ended July 31, 2007 and 2006 by the Registrant’s independent registered public accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended July 31:
	2007	2006
Audit Fees (a)	$37,000	$36,000
Audit-Related Fees (b)	$—	$236
Total audit and audit-related fees	$37,000	$36,236

Tax Fees (c)	$6,998	$6,996
All Other Fees (d)	$—	$—

Total Fees	$43,998	$43,232

(a) Represents fees for audits of the Registrant’s annual financial statements.

(b) Represents the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

(c) Fees for the fiscal year ended July 31, 2007 and 2006 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(d) There were no other fees in the years ended July 31, 2007 and 2006.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2007 and 2006 were:

	Fiscal year ended July 31:
	2007	2006
All Other Fees (a)	$170,000	$5,500

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended July 31, 2007 and 2006 were:

	Fiscal year ended July 31:
	2007	2006
All Other Fees (b)	$—	$—

(b)  The were no other fees in the years ended July 31, 2007 and 2006.

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Schedule of Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics – Not applicable.

(a)(2)       Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)       Not applicable.

(b)                                 Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007